Disaggregation of Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenues [Abstract]
DISAGGREGATION OF REVENUES

NOTE 4—DISAGGREGATION OF REVENUES

The Company sells a vast assortment of household appliances, including refrigerators, ovens, dishwashers, microwaves, freezers, washers and dryers. In addition to appliances, we also offer a broad assortment of products in the furniture, décor, bed & bath, lighting, outdoor living, electronics categories, fitness equipment, plumbing fixtures, air conditioners, fireplaces, fans, dehumidifiers, humidifiers, air purifiers and televisions.

Revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Each customer order generally contains only one performance obligation based on the merchandise sale to be delivered, at which time revenue is recognized.

The Company disaggregates revenue from contracts with customers by product type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The Company’s disaggregated revenue by product type is as follows (in thousands):

	For the Three Months Ended		For the Nine Months Ended
	September 30	September 30	September 30	September 30
	2023	2022	2023	2022
Appliance sales	$70,620	$136,044	$234,797	$402,835
Furniture and other sales	7,198	7,522	26,221	27,875

Total	$77,818	$141,566	$261,018	$430,710

NOTE 3—REVENUES

Disaggregated Revenue ‒ The Company disaggregates revenue from contracts with customers by product type, as it believes it best depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

The Company’s disaggregated revenue by product type is as follows (in thousands):

	For the Years Ended
	December 31,	December 31,
	2022	2021

Appliance sales	$500,506	$313,456
Furniture and other sales	33,878	32,269

Total	$534,474	$345,725